Investment Risks	Apr. 30, 2026
Large Company Growth Portfolio | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Portfolio may incur losses due to declines in the value of one or more securities in which it invests. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, including conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; tariffs and trade disputes; the spread of infectious illness or other public health issues in one or more countries or regions; geopolitical and armed conflicts, including current conflicts in Europe and in the Middle East; and currency and interest rate fluctuations. There is also the possibility that the price of a security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single security, company, industry, sector, or the entire market.
Large Company Growth Portfolio | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting a particular company or industry or the securities markets generally. Because certain types of equity securities, such as common stocks, are generally subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Large Company Growth Portfolio | Large-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Cap Company Risk. Investments in larger, more established companies may involve risks associated with their larger size. For instance, larger, more established companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Large Company Growth Portfolio | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Style Risk. The Portfolio’s growth style may perform poorly or fall out of favor with investors. For example, at times the market may favor small capitalization stocks over large capitalization stocks, value stocks over growth stocks, or vice versa.
Large Company Growth Portfolio | Asset Allocation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that a subadviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.
Large Company Growth Portfolio | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The use of derivatives, including forwards, swaps, futures, options and currency transactions, may expose the Portfolio to risks in addition to and greater than those associated with investing directly in the securities underlying those derivatives, including risks relating to leverage, imperfect correlations with underlying investments or the Portfolio’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, segregation, valuation and legal restrictions. If the Adviser or a subadviser is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Use of derivatives may also cause the Portfolio to be subject to additional regulations, which may generate additional Portfolio expenses. These practices also entail transactional expenses and may cause the Portfolio to realize higher amounts of short-term capital gains than if the Portfolio had not engaged in such transactions.
Large Company Growth Portfolio | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. The use of derivatives, repurchase agreements, reverse repurchase agreements, unfunded commitments, tender option bonds and borrowings (typically lines of credit) may create leveraging risk. For example, because of the low margin deposit required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in an underlying reference instrument may result in an immediate and substantial impact on a fund’s NAV. Leveraging may cause the Portfolio’s performance to be more volatile than if it had not been leveraged. To mitigate leveraging risk and otherwise comply with regulatory requirements, the Portfolio must segregate or earmark liquid assets to meet its obligations under, or otherwise cover, the transactions that may give rise to this risk, including, but not limited to, futures, certain options, swaps and reverse repurchase agreements. Applicable law limits a fund from borrowing in an amount greater than 33 ⅓% of its assets.
Large Company Growth Portfolio | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Large Company Growth Portfolio | High-Yield Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Bond Risk. Lower-quality bonds, known as “high-yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.
Large Company Growth Portfolio | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. If the Portfolio invests significantly in one or more sectors, market and economic factors affecting those sectors will have a significant effect on the value of the Portfolio’s investments in that sector, which can increase the volatility of the Portfolio’s performance.
Information Technology Sector. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
Large Company Growth Portfolio | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
Large Company Growth Portfolio | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Portfolio is subject to active management risk, the risk that the investment techniques and risk analyses applied by the Portfolio’s subadvisers will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the managers in connection with managing the Portfolio. Active trading that can accompany active management will increase the expenses of the Portfolio because of brokerage charges, spreads or mark-up charges, which may lower the Portfolio’s performance.
Large Company Growth Portfolio | Asset-Backed And Mortgage Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset-Backed and Mortgage Backed Securities Risk. Investors in asset-backed securities (ABS), including mortgage-backed securities (MBS) and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some ABS, including MBS, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.
Large Company Growth Portfolio | Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. Investing in other investment vehicles, including registered investment companies managed by a subadviser or an affiliate of a subadviser, unaffiliated registered investment companies, closed-end funds and exchange-traded funds (ETFs), subjects the Portfolio to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Portfolio will incur its pro rata share of the underlying vehicles’ expenses.
Large Company Growth Portfolio | Multi-Managed Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have buy and sell transactions in the same security on the same day.
Large Company Growth Portfolio | Affiliated Funds And Other Significant Investors Risk Member
Prospectus [Line Items]
Risk [Text Block]
Affiliated Funds and Other Significant Investors Risk. Certain Wilshire funds are permitted to invest in the Portfolio. In addition, the Portfolio may be an investment option for unaffiliated mutual funds and other investors with substantial investments in the Portfolio. As a result, the Portfolio may have large inflows or outflows of cash from time to time. This could have adverse effects on the Portfolio’s performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Portfolio’s transaction costs.
Portfolio Turnover Risk. As a result of its active trading strategy, the Portfolio may incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Portfolio.

Large Company Growth Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Portfolio.
Large Company Value Portfolio Series | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Portfolio may incur losses due to declines in the value of one or more securities in which it invests. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, including conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; tariffs and trade disputes; the spread of infectious illness or other public health issues in one or more countries or regions; geopolitical and armed conflicts, including current conflicts in Europe and in the Middle East; and currency and interest rate fluctuations. There is also the possibility that the price of a security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single security, company, industry, sector, or the entire market.
Large Company Value Portfolio Series | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting a particular company or industry or the securities markets generally. Because certain types of equity securities, such as common stocks, are generally subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Large Company Value Portfolio Series | Large-Cap Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Cap Company Risk. Investments in larger, more established companies may involve risks associated with their larger size. For instance, larger, more established companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Large Company Value Portfolio Series | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Style Risk. The Portfolio’s value style may perform poorly or fall out of favor with investors. For example, at times the market may favor small capitalization stocks over large capitalization stocks, growth stocks over value stocks, or vice versa.
Large Company Value Portfolio Series | Asset Allocation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that a subadviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.
Large Company Value Portfolio Series | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The use of derivatives, including forwards, swaps, futures, options and currency transactions, may expose the Portfolio to risks in addition to and greater than those associated with investing directly in the securities underlying those derivatives, including risks relating to leverage, imperfect correlations with underlying investments or the Portfolio’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, segregation, valuation and legal restrictions. If the Adviser or a subadviser is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Use of derivatives may also cause the Portfolio to be subject to additional regulations, which may generate additional Portfolio expenses. These practices also entail transactional expenses and may cause the Portfolio to realize higher amounts of short-term capital gains than if the Portfolio had not engaged in such transactions.
Large Company Value Portfolio Series | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. The use of derivatives, repurchase agreements, reverse repurchase agreements, unfunded commitments, tender option bonds and borrowings (typically lines of credit) may create leveraging risk. For example, because of the low margin deposit required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in an underlying reference instrument may result in an immediate and substantial impact on a fund’s NAV. Leveraging may cause the Portfolio’s performance to be more volatile than if it had not been leveraged. To mitigate leveraging risk and otherwise comply with regulatory requirements, the Portfolio must segregate or earmark liquid assets to meet its obligations under, or otherwise cover, the transactions that may give rise to this risk, including, but not limited to, futures, certain options, swaps and reverse repurchase agreements. Applicable law limits a fund from borrowing in an amount greater than 33 ⅓% of its assets.
Large Company Value Portfolio Series | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Large Company Value Portfolio Series | High-Yield Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Bond Risk. Lower-quality bonds, known as “high-yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.
Large Company Value Portfolio Series | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. If the Portfolio invests significantly in one or more sectors, market and economic factors affecting those sectors will have a significant effect on the value of the Portfolio’s investments in that sector, which can increase the volatility of the Portfolio’s performance.
Financials Sector. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.
Large Company Value Portfolio Series | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Portfolio is subject to active management risk, the risk that the investment techniques and risk analyses applied by the Portfolio’s subadvisers will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the managers in connection with managing the Portfolio. Active trading that can accompany active management will increase the expenses of the Portfolio because of brokerage charges, spreads or mark-up charges, which may lower the Portfolio’s performance.
Large Company Value Portfolio Series | Asset-Backed And Mortgage Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset-Backed and Mortgage Backed Securities Risk. Investors in asset-backed securities (ABS), including mortgage-backed securities (MBS) and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some ABS, including MBS, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.
Large Company Value Portfolio Series | Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. Investing in other investment vehicles, including registered investment companies managed by a subadviser or an affiliate of a subadviser, unaffiliated registered investment companies, closed-end funds and exchange-traded funds (ETFs), subjects the Portfolio to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Portfolio will incur its pro rata share of the underlying vehicles’ expenses.
Large Company Value Portfolio Series | Multi-Managed Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have buy and sell transactions in the same security on the same day.
Large Company Value Portfolio Series | Affiliated Funds And Other Significant Investors Risk Member
Prospectus [Line Items]
Risk [Text Block]	Affiliated Funds and Other Significant Investors Risk. Certain Wilshire funds are permitted to invest in the Portfolio. In addition, the Portfolio may be an investment option for unaffiliated mutual funds and other investors with substantial investments in the Portfolio. As a result, the Portfolio may have large inflows or outflows of cash from time to time. This could have adverse effects on the Portfolio’s performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Portfolio’s transaction costs.
Large Company Value Portfolio Series | Sector Risk, Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financials Sector. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.
Large Company Value Portfolio Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Portfolio.
Small Company Growth Portfolio Series | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Portfolio may incur losses due to declines in the value of one or more securities in which it invests. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, including conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; tariffs and trade disputes; the spread of infectious illness or other public health issues in one or more countries or regions; geopolitical and armed conflicts, including current conflicts in Europe and in the Middle East; and currency and interest rate fluctuations. There is also the possibility that the price of a security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single security, company, industry, sector, or the entire market.
Small Company Growth Portfolio Series | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting a particular company or industry or the securities markets generally. Because certain types of equity securities, such as common stocks, are generally subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Small Company Growth Portfolio Series | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Style Risk. The Portfolio’s growth style may perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, growth stocks over value stocks, or vice versa.
Small Company Growth Portfolio Series | Asset Allocation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that a subadviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.
Small Company Growth Portfolio Series | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. If the Portfolio invests significantly in one or more sectors, market and economic factors affecting those sectors will have a significant effect on the value of the Portfolio’s investments in that sector, which can increase the volatility of the Portfolio’s performance.
Health Care Sector. The health care sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a patent may adversely affect their profitability. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.
Industrials Sector. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, and government regulation. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.
Information Technology Sector. Information technology companies may also be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
Small Company Growth Portfolio Series | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector. Information technology companies may also be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
Small Company Growth Portfolio Series | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Portfolio is subject to active management risk, the risk that the investment techniques and risk analyses applied by the Portfolio’s subadvisers will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the managers in connection with managing the Portfolio. Active trading that can accompany active management will increase the expenses of the Portfolio because of brokerage charges, spreads or mark-up charges, which may lower the Portfolio’s performance.
Small Company Growth Portfolio Series | Multi-Managed Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have buy and sell transactions in the same security on the same day.
Small Company Growth Portfolio Series | Affiliated Funds And Other Significant Investors Risk Member
Prospectus [Line Items]
Risk [Text Block]	Affiliated Funds and Other Significant Investors Risk. Certain Wilshire funds are permitted to invest in the Portfolio. In addition, the Portfolio may be an investment option for unaffiliated mutual funds and other investors with substantial investments in the Portfolio. As a result, the Portfolio may have large inflows or outflows of cash from time to time. This could have adverse effects on the Portfolio’s performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Portfolio’s transaction costs.
Small Company Growth Portfolio Series | Small-Cap Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-Cap Company Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply. When a fund takes significant positions in small-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in fund investment losses that would affect the value of your investment in a fund.
Small Company Growth Portfolio Series | Sector Risk, Health Care Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Health Care Sector. The health care sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a patent may adversely affect their profitability. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Small Company Growth Portfolio Series | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrials Sector. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, and government regulation. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.
Small Company Growth Portfolio Series | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. The Portfolio may invest in foreign securities. Foreign securities (including American depository receipts (ADRs) and global depository receipts (GDRs)) could be affected by factors not present in the U.S., including expropriation, confiscation of property, political instability, differences in financial reporting standards, less stringent regulation of securities markets, and difficulties in enforcing contracts. Compared to U.S. companies, there may be less publicly available information about foreign companies and less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Political and economic developments may adversely impact the value of foreign securities. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Small Company Growth Portfolio Series | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. The Portfolio may invest in securities in emerging markets. Foreign investment risk may be particularly high to the extent a fund invests in securities of issuers based in countries with developing economies (i.e., emerging markets). Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed than developed countries. Furthermore, investments in emerging market countries are generally subject to additional risks, including trading on smaller markets, having lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements. These securities may also present credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.
Portfolio Turnover Risk. As a result of its active trading strategy, the Portfolio may incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Portfolio.

Small Company Growth Portfolio Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Portfolio.
Small Company Value Portfolio | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Portfolio may incur losses due to declines in the value of one or more securities in which it invests. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, including conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; tariffs and trade disputes; the spread of infectious illness or other public health issues in one or more countries or regions; geopolitical and armed conflicts, including current conflicts in Europe and in the Middle East; and currency and interest rate fluctuations. There is also the possibility that the price of a security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single security, company, industry, sector, or the entire market.
Small Company Value Portfolio | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting a particular company or industry or the securities markets generally. Because certain types of equity securities, such as common stocks, are generally subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Small Company Value Portfolio | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Style Risk. The Portfolio’s value style may perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, growth stocks over value stocks, or vice versa.
Small Company Value Portfolio | Asset Allocation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that a subadviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.
Small Company Value Portfolio | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. If the Portfolio invests significantly in one or more sectors, market and economic factors affecting those sectors will have a significant effect on the value of the Portfolio’s investments in that sector, which can increase the volatility of the Portfolio’s performance.
Financials Sector. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.
Small Company Value Portfolio | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Portfolio is subject to active management risk, the risk that the investment techniques and risk analyses applied by the Portfolio’s subadvisers will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the managers in connection with managing the Portfolio. Active trading that can accompany active management will increase the expenses of the Portfolio because of brokerage charges, spreads or mark-up charges, which may lower the Portfolio’s performance.
Small Company Value Portfolio | Multi-Managed Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have buy and sell transactions in the same security on the same day.
Small Company Value Portfolio | Affiliated Funds And Other Significant Investors Risk Member
Prospectus [Line Items]
Risk [Text Block]	Affiliated Funds and Other Significant Investors Risk. Certain Wilshire funds are permitted to invest in the Portfolio. In addition, the Portfolio may be an investment option for unaffiliated mutual funds and other investors with substantial investments in the Portfolio. As a result, the Portfolio may have large inflows or outflows of cash from time to time. This could have adverse effects on the Portfolio’s performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Portfolio’s transaction costs.
Small Company Value Portfolio | Sector Risk, Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Financials Sector. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.
Small Company Value Portfolio | Small-Cap Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-Cap Company Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply. When a fund takes significant positions in small-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in fund investment losses that would affect the value of your investment in a fund.
Small Company Value Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Portfolio.
Wilshire 5000 IndexSM Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Portfolio may incur losses due to declines in the value of one or more securities in which it invests. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, including conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; tariffs and trade disputes; the spread of infectious illness or other public health issues in one or more countries or regions; geopolitical and armed conflicts, including current conflicts in Europe and in the Middle East; and currency and interest rate fluctuations. There is also the possibility that the price of a security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single security, company, industry, sector, or the entire market.
Wilshire 5000 IndexSM Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting a particular company or industry or the securities markets generally. Because certain types of equity securities, such as common stocks, are generally subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Wilshire 5000 IndexSM Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. If one or more sectors constitutes a significant portion of the Index, market and economic factors affecting those sectors will have a significant effect on the value of the Portfolio’s investments in that sector, which can increase the volatility of the Portfolio’s performance.
Information Technology Sector. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
Wilshire 5000 IndexSM Fund | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
Wilshire 5000 IndexSM Fund | Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. Investing in other investment vehicles, including registered investment companies, closed-end funds and exchange-traded funds (ETFs), subjects the Portfolio to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Portfolio will incur its pro rata share of the underlying vehicles’ expenses.
Wilshire 5000 IndexSM Fund | Affiliated Funds And Other Significant Investors Risk Member
Prospectus [Line Items]
Risk [Text Block]	Affiliated Funds and Other Significant Investors Risk. The Portfolio may be an investment option for unaffiliated mutual funds and other investors with substantial investments in the Portfolio. As a result, the Portfolio may have large inflows or outflows of cash from time to time. This could have adverse effects on the Portfolio’s performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Portfolio’s transaction costs.
Wilshire 5000 IndexSM Fund | Index Tracking Rick Member
Prospectus [Line Items]
Risk [Text Block]	Index Tracking Risk. There is a risk that the Index Fund’s performance may not exactly match the performance of the Index. The Index Fund does not hold every stock contained in the Index and the performance of the stocks held in the Index Fund may not track exactly the performance of the stocks held in the Index. Furthermore, unlike the Index, the Index Fund incurs management fees, 12b-1 fees (for Investment Class Shares only), administrative expenses and transaction costs in trading stocks.
Wilshire 5000 IndexSM Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Index Fund.
Wilshire International Equity Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Portfolio may incur losses due to declines in the value of one or more securities in which it invests. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, including conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; tariffs and trade disputes; the spread of infectious illness or other public health issues in one or more countries or regions; geopolitical and armed conflicts, including current conflicts in Europe and in the Middle East; and currency and interest rate fluctuations. There is also the possibility that the price of a security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single security, company, industry, sector, or the entire market.
Wilshire International Equity Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting a particular company or industry or the securities markets generally. Because certain types of equity securities, such as common stocks, are generally subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Wilshire International Equity Fund | Asset Allocation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that a subadviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.
Wilshire International Equity Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The use of derivatives, including forwards, swaps, futures, options and currency transactions, may expose the Portfolio to risks in addition to and greater than those associated with investing directly in the securities underlying those derivatives, including risks relating to leverage, imperfect correlations with underlying investments or the Portfolio’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, segregation, valuation and legal restrictions. If the Adviser or a subadviser is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Use of derivatives may also cause the Portfolio to be subject to additional regulations, which may generate additional Portfolio expenses. These practices also entail transactional expenses and may cause the Portfolio to realize higher amounts of short-term capital gains than if the Portfolio had not engaged in such transactions.
Wilshire International Equity Fund | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The use of derivatives, repurchase agreements, reverse repurchase agreements, unfunded commitments, tender option bonds and borrowings (typically lines of credit) may create leveraging risk. For example, because of the low margin deposit required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in an underlying reference instrument may result in an immediate and substantial impact on a fund’s NAV. Leveraging may cause the Portfolio’s performance to be more volatile than if it had not been leveraged. To mitigate leveraging risk and otherwise comply with regulatory requirements, the Portfolio must segregate or earmark liquid assets to meet its obligations under, or otherwise cover, the transactions that may give rise to this risk, including, but not limited to, futures, certain options, swaps and reverse repurchase agreements. Applicable law limits a fund from borrowing in an amount greater than 33 ⅓% of its assets.
Wilshire International Equity Fund | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Wilshire International Equity Fund | High-Yield Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Bond Risk. Lower-quality bonds, known as “high-yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.
Wilshire International Equity Fund | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Portfolio is subject to active management risk, the risk that the investment techniques and risk analyses applied by the Portfolio’s subadvisers will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the managers in connection with managing the Portfolio. Active trading that can accompany active management will increase the expenses of the Portfolio because of brokerage charges, spreads or mark-up charges, which may lower the Portfolio’s performance.
Wilshire International Equity Fund | Asset-Backed And Mortgage Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset-Backed and Mortgage Backed Securities Risk. Investors in asset-backed securities (ABS), including mortgage-backed securities (MBS) and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some ABS, including MBS, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.
Wilshire International Equity Fund | Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. Investing in other investment vehicles, including registered investment companies managed by a subadviser or an affiliate of a subadviser, unaffiliated registered investment companies, closed-end funds and exchange-traded funds (ETFs), subjects the Portfolio to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Portfolio will incur its pro rata share of the underlying vehicles’ expenses.
Wilshire International Equity Fund | Multi-Managed Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have buy and sell transactions in the same security on the same day.
Wilshire International Equity Fund | Affiliated Funds And Other Significant Investors Risk Member
Prospectus [Line Items]
Risk [Text Block]	Affiliated Funds and Other Significant Investors Risk. Certain Wilshire funds are permitted to invest in the Portfolio. In addition, the Portfolio may be an investment option for unaffiliated mutual funds and other investors with substantial investments in the Portfolio. As a result, the Portfolio may have large inflows or outflows of cash from time to time. This could have adverse effects on the Portfolio’s performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Portfolio’s transaction costs.
Wilshire International Equity Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The Portfolio invests in foreign securities. Foreign securities (including American depository receipts (ADRs) and global depository receipts (GDRs)) could be affected by factors not present in the U.S., including expropriation, confiscation of property, political instability, differences in financial reporting standards, less stringent regulation of securities markets, and difficulties in enforcing contracts. Compared to U.S. companies, there may be less publicly available information about foreign companies and less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Political and economic developments may adversely impact the value of foreign securities. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
Wilshire International Equity Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. The Portfolio may invest in securities in emerging markets. Foreign investment risk may be particularly high to the extent a fund invests, in securities of issuers based in countries with developing economies (i.e., emerging markets). Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed than developed countries. Furthermore, investments in emerging market countries are generally subject to additional risks, including trading on smaller markets, having lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements. These securities may also present credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.
Wilshire International Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money investing in the International Fund.
Wilshire Income Opportunities Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Portfolio may incur losses due to declines in the value of one or more securities in which it invests. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, including conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; tariffs and trade disputes; the spread of infectious illness or other public health issues in one or more countries or regions; geopolitical and armed conflicts, including current conflicts in Europe and in the Middle East; and currency and interest rate fluctuations. There is also the possibility that the price of a security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single security, company, industry, sector, or the entire market.
Wilshire Income Opportunities Fund | Asset Allocation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that a subadviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.
Wilshire Income Opportunities Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The use of derivatives, including forwards, swaps, futures, options and currency transactions, may expose the Portfolio to risks in addition to and greater than those associated with investing directly in the securities underlying those derivatives, including risks relating to leverage, imperfect correlations with underlying investments or the Portfolio’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, segregation, valuation and legal restrictions. If the Adviser or a subadviser is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Use of derivatives may also cause the Portfolio to be subject to additional regulations, which may generate additional Portfolio expenses. These practices also entail transactional expenses and may cause the Portfolio to realize higher amounts of short-term capital gains than if the Portfolio had not engaged in such transactions.
Wilshire Income Opportunities Fund | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The use of derivatives, repurchase agreements, reverse repurchase agreements, unfunded commitments, tender option bonds and borrowings (typically lines of credit) may create leveraging risk. For example, because of the low margin deposit required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in an underlying reference instrument may result in an immediate and substantial impact on a fund’s NAV. Leveraging may cause the Portfolio’s performance to be more volatile than if it had not been leveraged. To mitigate leveraging risk and otherwise comply with regulatory requirements, the Portfolio must segregate or earmark liquid assets to meet its obligations under, or otherwise cover, the transactions that may give rise to this risk, including, but not limited to, futures, certain options, swaps and reverse repurchase agreements. Applicable law limits a fund from borrowing in an amount greater than 33 ⅓% of its assets.
Wilshire Income Opportunities Fund | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Wilshire Income Opportunities Fund | High-Yield Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Bond Risk. Lower-quality bonds, known as “high-yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.
Wilshire Income Opportunities Fund | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Portfolio is subject to active management risk, the risk that the investment techniques and risk analyses applied by the Portfolio’s subadvisers will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the managers in connection with managing the Portfolio. Active trading that can accompany active management will increase the expenses of the Portfolio because of brokerage charges, spreads or mark-up charges, which may lower the Portfolio’s performance.
Wilshire Income Opportunities Fund | Asset-Backed And Mortgage Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset-Backed and Mortgage Backed Securities Risk. Investors in asset-backed securities (ABS), including mortgage-backed securities (MBS) and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some ABS, including MBS, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.
Wilshire Income Opportunities Fund | Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. Investing in other investment vehicles, including registered investment companies managed by a subadviser or an affiliate of a subadviser, unaffiliated registered investment companies, closed-end funds and exchange-traded funds (ETFs), subjects the Portfolio to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Portfolio will incur its pro rata share of the underlying vehicles’ expenses.
Wilshire Income Opportunities Fund | Multi-Managed Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have buy and sell transactions in the same security on the same day.
Wilshire Income Opportunities Fund | Affiliated Funds And Other Significant Investors Risk Member
Prospectus [Line Items]
Risk [Text Block]	Affiliated Funds and Other Significant Investors Risk. Certain Wilshire funds are permitted to invest in the Portfolio. In addition, the Portfolio may be an investment option for unaffiliated mutual funds and other investors with substantial investments in the Portfolio. As a result, the Portfolio may have large inflows or outflows of cash from time to time. This could have adverse effects on the Portfolio’s performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Portfolio’s transaction costs.
Wilshire Income Opportunities Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The Portfolio may invest in foreign securities. Foreign securities (including American depository receipts (ADRs) and global depository receipts (GDRs)) could be affected by factors not present in the U.S., including expropriation, confiscation of property, political instability, differences in financial reporting standards, less stringent regulation of securities markets, and difficulties in enforcing contracts. Compared to U.S. companies, there may be less publicly available information about foreign companies and less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Political and economic developments may adversely impact the value of foreign securities. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
Wilshire Income Opportunities Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. The Portfolio may invest in securities in emerging markets. Foreign investment risk may be particularly high to the extent a fund invests in securities of issuers based in countries with developing economies (i.e., emerging markets). Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed than developed countries. Furthermore, investments in emerging market countries are generally subject to additional risks, including trading on smaller markets, having lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements. These securities may also present credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.
Wilshire Income Opportunities Fund | Forward-Foreign Currency Exchange Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Forward Foreign Currency Exchange Contracts Risks. There may be imperfect correlation between the price of a forward contract and the underlying security, index or currency which will increase the volatility of the Income Fund. The Income Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the Income Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the International Fund’s rights as a creditor. Forward currency transactions include risks associated with fluctuations in foreign currency.
Wilshire Income Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Income Fund.